Significant Events during the Reporting Period	6 Months Ended
Jun. 30, 2023
Significant Events during the Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

NOTE 11:- SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

a.

On February 23, 2023, the Company entered into an agreement with Jeffs’ Brands and NewCo, a newly-formed wholly owned subsidiary of Jeffs’ Brands, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, NewCo Inc. acquired from the Company a number of shares of stock equal to approximately a 49% interest in the Company’s wholly owned subsidiary, SciSparc US which owns WellutionTM , for $2,500 in cash, and additional deferred cash payments of approximately $489,330 accounting for price adjustments related to inventory and working capital, which is to be paid in five equal monthly installments beginning in May 2023 (the “Price Adjustment”). As collateral for the payment in full of the Price Adjustment, SciSparc held back such number of shares of common stock of SciSparc US, equal to the outstanding due amount of the Price Adjustment (the “Holdback Shares”). Following the closing of the transaction on March 22, 2023, which included an equity conversion of financing amounts previously provided to SciSparc US. by the Company for working capital, and the release of the Holdback Shares upon the payment in full of the Price Adjustment the Company will hold approximately 51% of the share capital of SciSparc US.

Pursuant to the agreement, at the closing of the transaction, Jeffs’ Brands and SciSparc US. entered into a consulting agreement, pursuant to which Jeffs’ Brands will provide management services to SciSparc US for the WellutionTM brand for a monthly fee of $20 and Jeffs’ Brands will receive a one-time signing bonus in the amount of $51. The consulting agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

In addition, in connection with the closing of the transaction, the Company and Jeffs’ Brands, engaged in a mutual share exchange in the amount of $288,238 of ordinary shares from each of the Company and Jeffs’ Brands. The number of shares in the share exchange was calculated based on the average closing price of the relevant company’s shares for 30 consecutive trading days ending on the third trading day immediately prior to the closing. Accordingly, the Company acquired 247,415 ordinary shares of Jeffs’ Brands and Jeffs’ Brands acquired 13,858 ordinary shares of the Company having an aggregate value of $288,238, which was adjusted from $300,000 according to the 4.99% ownership limit included in the definitive agreements.

b.

On May 2, 2023, Capital Point Ltd. (“Capital Point”) filed with the Tel Aviv-Jaffa District Court (the “Court”) a suit against the Company, case number 2050-05-23 (the “Suit”). The Suit names the Company as the sole defendant and includes allegations of breaches of contract by the Company under the Israeli Contracts Law, 1973, unjust enrichment under the Israeli Unjust Enrichment Law, 1979 and breaches of the Company under the Israeli Torts Ordinance, 1968.

The Suit challenges a certain warrant issued by the Company to Capital Point (the “Capital Point Warrant”) to purchase $340,000 of ordinary shares of the Company (the “Warrant Shares”). The Capital Point Warrant was exercisable for 12 months from May 15, 2021, to May 15, 2022 and was issued in connection with the joint venture transaction, entered on May 15, 2020, by and between the Company, Capital Point and Evero Health Ltd., a majority owned subsidiary of the Company, as further described in the Company’s Report on Form 6-K, filed on May 19, 2020. The Suit claims that the Company unlawfully refused to accept the Capital Point Warrant exercise notice as of November 4, 2021 and accordingly the Company did not issue to Capital Point the Warrant Shares.

The Suit claims damages in the amount of NIS 10,000,000 (approximately $2.75 million), which accounts for, as of the date of the filing of the Suit, the agreed compensation according to Section 2(d)(i) of the Capital Point Warrant, an injunction order for the Company to issue the Warrant Shares to Capital Point, return of any unlawful profits received by the Company and punitive damages.

As of the Approval Date, the Company cannot predict the likelihood of success of the Suit.